Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A TRUST
Monthly Servicer's Certificate
for the month of December 2012
Collection Period	Dec-12	30/360 Days	30
Distribution Date	15-Jan-13	Actual/360 Days	29

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,295,905,565.09	642,638,910.22	615,063,663.56
YSOC		42,547,591.12	14,672,132.59	13,689,259.58
Total Adjusted Portfolio		1,253,357,973.97	627,966,777.63	601,374,403.98	0.479811
Total Adjusted Securities		1,253,357,973.97	627,966,777.63	601,374,403.98	0.479811
Class A-1 Notes	0.26128%	252,100,000.00	(0.00)	(0.00)	(0.000000)
Class A-2 Notes	0.65000%	382,100,000.00	8,808,803.66	0.00	0.000000
Class A-3 Notes	1.18000%	304,000,000.00	304,000,000.00	286,216,430.01	0.941501
Class A-4 Notes	1.94000%	261,890,000.00	261,890,000.00	261,890,000.00	1.000000
Certificates	0.00000%	53,267,973.97	53,267,973.97	53,267,973.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	8,808,803.66	4,771.44	23.0536605	0.0124874
Class A-3 Notes	17,783,569.99	298,933.33	58.4985855	0.9833333
Class A-4 Notes	0.00	423,388.83	-	1.6166667
Certificates	0.00	0.00	-	-
Total Securities	26,592,373.65	727,093.60

I. COLLECTIONS

Interest:
Interest Collections		1,331,196.39
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,331,196.39

Principal:
Principal Collections		26,986,188.46
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		26,986,188.46

Recoveries of Defaulted Receivables		195,576.98
Servicer Advances		0.00

Total Collections		28,512,961.83

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	47,417	627,966,777.63
Total Principal Payment		26,592,373.65
	46,699	601,374,403.98

III. DISTRIBUTIONS

Total Collections		28,512,961.83
Reserve Account Draw		0.00
Total Available for Distribution		28,512,961.83

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A TRUST
Monthly Servicer's Certificate
for the month of December 2012

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	535,532.43
Servicing Fee Paid	535,532.43
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	4,771.44

Class A-2 Notes Monthly Interest Paid	4,771.44
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	298,933.33

Class A-3 Notes Monthly Interest Paid	298,933.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	423,388.83

Class A-4 Notes Monthly Interest Paid	423,388.83
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	727,093.60
Total Note Monthly Interest Paid	727,093.60
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	27,250,335.80

4. Total Monthly Principal Paid on the Notes	26,592,373.65

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	26,592,373.65
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A TRUST
Monthly Servicer's Certificate
for the month of December 2012

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		657,962.15
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		657,962.15

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,133,394.93
Required Reserve Account Amount		3,133,394.93
Beginning Reserve Account Balance		3,133,394.93
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,133,394.93

Required Reserve Account Amount for Next Period		3,133,394.93

VI. POOL STATISTICS

Weighted Average Coupon		2.57%
Weighted Average Remaining Maturity		36.08

Principal Recoveries of Defaulted Receivables		195,576.98
Principal on Defaulted Receivables		589,058.20
Pool Balance at Beginning of Collection Period		642,638,910.22
Net Loss Ratio		0.73%

Net Loss Ratio for Second Preceding Collection Period		0.03%
Net Loss Ratio for Preceding Collection Period		0.46%
Net Loss Ratio for Current Collection Period		0.73%
Average Net Loss Ratio		0.41%

Cumulative Net Losses for all Periods		5,376,467.29

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,377,488.85	405
61-90 Days Delinquent	1,586,765.30	102
91-120 Days Delinquent	308,986.00	17
Total Delinquent Receivables:	8,273,240.15	524
61+ Days Delinquencies as Percentage of Receivables	0.32%	0.25%

Delinquency Ratio for Second Preceding Collection Period		0.18%
Delinquency Ratio for Preceding Collection Period		0.21%
Delinquency Ratio for Current Collection Period		0.25%
Average Delinquency Ratio		0.22%

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A TRUST
Monthly Servicer's Certificate
for the month of December 2012

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No